SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Transfer of Financial Assets Accounted for as Sales [Line Items]
Balance	$ 50,505
Proceeds - net	3,670,000		950,000
Balance	1,134,973		50,505
Balance - Accrued Interest Payable	5,479
Balance, In-Default
Interest Expense	119,096		5,479
Interest conversion into common shares	(44,342)
Balance - Accrued Interest Payable	80,233		5,479
Balance, In-Default
Balance - Accrued Interest Payable	5,479
Balance - Accrued Interest Payable			5,479
Convertible Notes Payable [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Balance	50,505
Balance, In-Default
Proceeds - net	4,000,000		950,000
Debt discount recorded	(5,000,000)		(1,000,000)
Amortization of debt discount	2,084,468		50,505
Balance	1,134,973		50,505
Balance, In-Default
Original issue discount			$ 50,000